INTANGIBLE ASSETS, NET (Details Narrative) - JPY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 61,135	¥ 117,026,000